Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

	Summary Comp.	Summary Comp.	Summary Comp.	Compensation	Compensation	Compensation	Average Summary Comp. Table Total for	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based on:			Subscription and
Year (1)	Table Total for First PEO (Clements)	Table Total for Second PEO (Worth)	Table Total for Third PEO (Moynahan)	Actually Paid to First PEO (Clements)(2)	Actually Paid to Second PEO (Worth)(2)	Actually Paid to Third PEO (Moynahan)(2)	Non-PEO Named Executive Officers (1)	Non-PEO Named Executive Officers (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (in thousands)	Term License Revenue (in thousands) (4)
(a)	(b1)	(b2)	(b3)	(c1)	(c2)	(c3)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$—	$—	$3,554,030	$—	$—	$(83,597)	$953,533	$817,073	$65.35	$132.79	$(14,334)	$88,968
2021	$4,230,105	$1,837,719	$7,111,207	$(1,288,522)	$1,287,056	$7,179,957	$799,360	$(56,409)	$98.89	$206.76	$(30,584)	$68,507
2020	$2,928,691	$—	$—	$3,280,723	$—	$—	$1,461,165	$1,626,880	$120.79	$149.98	$(5,455)	$52,390

(1)	The named executive officers included in the tables above are:

Year	PEOs	Other NEOs
2022	Matthew Moynahan	Jorge Martell (CFO), Lara Mataac (General Counsel), Jan Kees van Gaalen (former interim CFO), Steven Worth (former General Counsel)
2021	Scott Clements (former CEO), Steven Worth (former interim CEO), Matthew Moynahan	Mark Hoyt (former CFO), John Bosshart (former interim CFO), Jan Kees van Gaalen
2020	Scott Clements	Mark Hoyt

(2)	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts. However, the SCT Amounts and aggregate value for stock awards included in the SCT Amounts (the "Stock Award Values") for Mr. Clements in 2021 and 2020 and for Mr. Worth in 2021 reflect revisions to correct the SCT Amounts and Stock Award Values that were originally published in the Summary Compensation Tables included in the Proxy Statements for the 2022 and 2021 Annual Meetings of Stockholders. All of these revisions resulted in a reduction from the originally published figures.

Adjustments to PEO SCT Amounts:

	2022	2021			2020
Adjustments	PEO (Moynahan)	First PEO (Clements)	Second PEO (Worth)	Third PEO (Moynahan)	PEO (Clements)
SCT Amounts	$3,554,030	$4,230,105	$1,837,719	$7,111,207	$2,928,691
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(2,500,000)	$(2,976,700)	$(1,061,101)	(7,065,625)	$(2,202,484)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,838,595	$—	$335,527	$7,134,375	$1,688,972
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(2,805,625)	$—	$(201,400)	$—	$268,662
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$157,403	$—	$281,295	$—	$207,088
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(328,000)	$432,269	$95,016	$—	$389,795
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$(2,974,196)	$—	$—	$—
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—
CAP Amounts (as calculated)	$(83,597)	$(1,288,522)	$1,287,056	$7,179,957	$3,280,723

Adjustments to SCT Other NEO amounts:*

	2022 Other NEOs	2021 Other NEOs	2020 Other NEOs
Adjustments
SCT Amounts	$953,533	$799,360	$1,461,165
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(525,000)	$(503,419)	$(930,988)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$551,614	$42,556	$713,937
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$—	$(6,586)	$122,058
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$14,187	$10,251	$87,525
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(11,796)	$61,253	$173,183
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$(165,464)	$(459,823)	$—
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—
CAP Amounts (as calculated)	$817,073	$(56,409)	$1,626,880

*	Amounts presented are averages for the entire group of Other NEOs in each respective year.

(3)	The peer group is the Nasdaq Computer Index.

(4)	Subscription and Term License Revenue was determined to be the most important financial performance measure linking “compensation actually paid” to the Company’s performance for 2022 and therefore was selected as the 2022 “company selected measure” as defined in Item 402(v). Subscription and Term License Revenue and how it is used in our incentive programs is discussed in the Compensation Discussion and Analysis beginning on page 40.

Company Selected Measure Name		Subscription and Term License Revenue
Named Executive Officers, Footnote [Text Block]

(1)	The named executive officers included in the tables above are:

Year	PEOs	Other NEOs
2022	Matthew Moynahan	Jorge Martell (CFO), Lara Mataac (General Counsel), Jan Kees van Gaalen (former interim CFO), Steven Worth (former General Counsel)
2021	Scott Clements (former CEO), Steven Worth (former interim CEO), Matthew Moynahan	Mark Hoyt (former CFO), John Bosshart (former interim CFO), Jan Kees van Gaalen
2020	Scott Clements	Mark Hoyt

Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to PEO SCT Amounts:

	2022	2021			2020
Adjustments	PEO (Moynahan)	First PEO (Clements)	Second PEO (Worth)	Third PEO (Moynahan)	PEO (Clements)
SCT Amounts	$3,554,030	$4,230,105	$1,837,719	$7,111,207	$2,928,691
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(2,500,000)	$(2,976,700)	$(1,061,101)	(7,065,625)	$(2,202,484)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,838,595	$—	$335,527	$7,134,375	$1,688,972
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(2,805,625)	$—	$(201,400)	$—	$268,662
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$157,403	$—	$281,295	$—	$207,088
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(328,000)	$432,269	$95,016	$—	$389,795
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$(2,974,196)	$—	$—	$—
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—
CAP Amounts (as calculated)	$(83,597)	$(1,288,522)	$1,287,056	$7,179,957	$3,280,723

Non-PEO NEO Average Total Compensation Amount	[1]	$ 953,533	$ 799,360	$ 1,461,165
Non-PEO NEO Average Compensation Actually Paid Amount		$ 817,073	(56,409)	1,626,880
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to SCT Other NEO amounts:*

	2022 Other NEOs	2021 Other NEOs	2020 Other NEOs
Adjustments
SCT Amounts	$953,533	$799,360	$1,461,165
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(525,000)	$(503,419)	$(930,988)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$551,614	$42,556	$713,937
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$—	$(6,586)	$122,058
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$14,187	$10,251	$87,525
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(11,796)	$61,253	$173,183
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$(165,464)	$(459,823)	$—
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—
CAP Amounts (as calculated)	$817,073	$(56,409)	$1,626,880

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between CAP and Financial Performance

The following table summarizes year over year changes in CAP Amounts, Company and Peer Group TSR, Net Income, and Subscription and Term License Revenue.

	Change in CAP Amount to Clements	Change in CAP Amount to Worth	Change in CAP Amount to Moynahan	Change in CAP Amount to Other NEOs	Change in Company TSR	Change in Peer Group TSR	Change in Net Income	Change in Subscription and Term License Revenue
2022 vs. 2021	N/A	N/A	(101)%	*	(34)%	(36)%	53%	39%
2021 vs. 2020	(139)%	N/A	N/A	(103)%	(18)%	38%	(461)%	31%

* Not meaningful.

The CAP Amount paid to Mr. Clements declined by 139% from 2020 to 2021, and the average CAP Amount paid to the Other NEOs declined by 103% from 2020 to 2021. During that period, Company TSR decreased by 18% (versus a peer group TSR increase of 38%); net loss widened by 461%; and Subscription and Term License Revenue grew by 31%.

The primary factor causing the decline in Mr. Clements’ CAP Amount from 2020 to 2021 was his termination during 2021, which resulted in negative compensation for Mr. Clements for 2021 due to the value of the unvested equity awards he forfeited at his departure. Likewise, the primary factor causing the decline in Other NEOs CAP Amount during the same period was the departure of Mr. Hoyt, who also had negative compensation for 2021 due to the value of the equity awards he forfeited upon departure.

Mr. Moynahan’s CAP Amount declined by 101% from 2021 to 2022. The average CAP Amount paid to the Other NEOs increased from negative $56,409 to $817,073 from 2021 to 2022. During that period, Company TSR decreased by 34%, a slightly smaller decrease than for peer group TSR, which decreased by 36%. Net loss narrowed by 53% from 2021 to 2022, and Subscription and Term License Revenue grew by 39%.

The primary factor causing the decline in Mr. Moynahan’s CAP Amount was general negative stock market trends during 2022, rather than factors specific to the Company’s performance. The Company’s lower stock price at the end of 2021 relative to the end of 2022 significantly influenced the calculation of Mr. Moynahan’s CAP Amount under Item 402(v), even though the Company’s TSR decline during 2022 was slightly smaller than the peer group TSR decline.

The significant increase in the Other NEOs CAP Amount from 2021 to 2022 was driven primarily by the Other NEOs CAP Amount in 2021, which was negative due to the impact of Mr. Hoyt’s negative 2021 CAP Amount.

Due to the significant executive turnover from January 1, 2020 to December 31, 2022 and to general stock market trends during 2022 that were largely unrelated to the Company’s performance, we do not believe there is meaningful a correlation between CAP Amounts as determined under Item 402(v) and the Company’s performance for the periods discussed above. For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 40.

Tabular List [Table Text Block]

Financial Performance Measures

The following table lists the three financial performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our named executive officers for 2022 (our most recently completed fiscal year) to company performance. There are three measures for both the PEO and the other NEOs. Of these measures, we have identified Subscription and Term License Revenue as the most important of our financial performance measures to link CAP Amounts for our executives for 2022 to company performance.

Subscription and Term License Revenue
Adjusted EBITDA
Total Revenue

Total Shareholder Return Amount		$ 65.35	98.89	120.79
Peer Group Total Shareholder Return Amount		132.79	206.76	149.98
Net Income (Loss)		$ (14,334,000)	$ (30,584,000)	$ (5,455,000)
Company Selected Measure Amount		88,968,000	68,507,000	52,390,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Subscription and Term License Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Total Revenue
Non-PEO NEO [Member] | Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (525,000)	$ (503,419)	$ (930,988)
Non-PEO NEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		551,614	42,556	713,937
Non-PEO NEO [Member] | Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,586)	122,058
Non-PEO NEO [Member] | Vesting date fair value of awards granted and vested during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,187	10,251	87,525
Non-PEO NEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,796)	61,253	173,183
Non-PEO NEO [Member] | Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(165,464)	(459,823)
Non-PEO NEO [Member] | Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Scott Clements
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			4,230,105	2,928,691
PEO Actually Paid Compensation Amount			$ (1,288,522)	$ 3,280,723
Scott Clements | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Scott Clements	Scott Clements
Scott Clements | PEO [Member] | Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (2,976,700)	$ (2,202,484)
Scott Clements | PEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,688,972
Scott Clements | PEO [Member] | Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				268,662
Scott Clements | PEO [Member] | Vesting date fair value of awards granted and vested during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				207,088
Scott Clements | PEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			432,269	389,795
Scott Clements | PEO [Member] | Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,974,196)
Scott Clements | PEO [Member] | Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Steven Worth
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,837,719
PEO Actually Paid Compensation Amount			$ 1,287,056
Steven Worth | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Steven Worth
Steven Worth | PEO [Member] | Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,061,101)
Steven Worth | PEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			335,527
Steven Worth | PEO [Member] | Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(201,400)
Steven Worth | PEO [Member] | Vesting date fair value of awards granted and vested during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			281,295
Steven Worth | PEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			95,016
Steven Worth | PEO [Member] | Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Steven Worth | PEO [Member] | Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Steven Worth | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Steven Worth
Matthew Moynahan
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 3,554,030	7,111,207
PEO Actually Paid Compensation Amount		$ (83,597)	$ 7,179,957
Matthew Moynahan | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Matthew Moynahan	Matthew Moynahan
Matthew Moynahan | PEO [Member] | Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,500,000)	$ (7,065,625)
Matthew Moynahan | PEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,838,595	7,134,375
Matthew Moynahan | PEO [Member] | Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,805,625)
Matthew Moynahan | PEO [Member] | Vesting date fair value of awards granted and vested during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		157,403
Matthew Moynahan | PEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(328,000)
Matthew Moynahan | PEO [Member] | Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Matthew Moynahan | PEO [Member] | Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jorge Martell | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Jorge Martell
Lara Mataac | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Lara Mataac
Jan Kees Van Gaalen | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Jan Kees van Gaalen	Jan Kees van Gaalen
Mark Hoyt | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Mark Hoyt	Mark Hoyt
John Bosshart | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			John Bosshart

[1]	The named executive officers included in the tables above are: